1. OPERATING CONTEXT (Details)	12 Months Ended
Dec. 31, 2019
Madeira Energia S.A. ('Madeira') [Member]
Disclosure of subsidiaries [line items]
Name of affiliated	Madeira Energia S.A. (‘Madeira’)
Classification	Affiliated company
Description	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira river, in the State of Rondônia.
Ativas Datacenter S.A. ('Ativas') [Member]
Disclosure of subsidiaries [line items]
Name of affiliated	Ativas Datacenter S.A. (‘Ativas’)
Classification	Affiliated entity
Description	Corporation engaged in the supply of IT and communication infrastructure services, including physical hosting and related services for medium-sized and large corporations.
FIP Melbourne (Usina de Santo Antonio) [Member]
Disclosure of subsidiaries [line items]
Name of affiliated	FIP Melbourne (Usina de Santo Antônio)
Classification	Affiliated entity
Description	Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’).
Light S.A. ('Light') [Member]
Disclosure of subsidiaries [line items]
Name of affiliated	Light S.A. (‘Light’)
Classification	Affiliated entity
Description	Listed company engaged in the following activities: energy generation, transmission, trading, distribution, and related services; and holding direct or indirect interest in companies engaged in similar activities.
Guanhaes Energia S.A. ('Guanhaes Energia') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Guanhães Energia S.A. (‘Guanhães Energia’)
Classification	Jointly-controlled entity
Description	Corporation engaged in the production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis, in Minas Gerais.
LightGer S.A. ('LightGer') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	LightGer S.A. (‘LightGer’)
Classification	Jointly-controlled entity
Description	Corporation classified as independent power producer, formed to build and operate the Paracambi Small Hydro Plant (or PCH), on the Ribeirão das Lages river in the county of Paracambi, Rio de Janeiro State.
Usina Hidreletrica Itaocara S.A. ('UHE Itaocara') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)
Classification	Jointly-controlled entity
Description	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by Cemig GT and Itaocara Energia (of the Light group), responsible for construction of the Itaocara I Hydroelectric Plant.
Axxiom Solucoes Tecnologicas S.A. ('Axxiom') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Axxiom Soluções Tecnológicas S.A. (‘Axxiom’)
Classification	Jointly-controlled entity
Description	Unlisted corporation, providing technology and systems solutions for operational management of public service concession holders, including companies operating in energy, gas, water and sewerage, and other utilities. Jointly controlled by Light (51%) and Cemig (49%).
Hidreletrica Cachoeirao S.A. ('Cachoeirao') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)
Classification	Jointly-controlled entity
Description	Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant located at Pocrane, in the State of Minas Gerais.
Hidreletrica Pipoca S.A. ('Pipoca') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Hidrelétrica Pipoca S.A. (‘Pipoca’)
Classification	Jointly-controlled entity
Description	Independent production of energy, through construction and commercial operation of the Pipoca Small Hydro Plant (SHP, or Pequena Central Hidrelétrica – PCH), on the Manhuaçu River, in the municipalities of Caratinga and Ipanema, in Minas Gerais State.
Amazonia Energia Participacoes S.A. ('Amazonia Energia') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Amazônia Energia Participações S.A (‘Amazônia Energia’)
Classification	Jointly-controlled entity
Description	Special-purpose company created by Cemig GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Retiro Baixo Energetica S.A. ('RBE') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Retiro Baixo Energética S.A. (‘RBE’)
Classification	Jointly-controlled entity
Description	Corporation that holds the concession to operate the Retiro Baixo Hydroelectric Plant, on the Paraopeba River, in the São Francisco river basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais.
Alianca Norte Energia Participacoes S.A. ('Alianca Norte') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Aliança Norte Energia Participações S.A. (‘Aliança Norte’)
Classification	Jointly-controlled entity
Description	Special-purpose company created by Cemig GT (49% ownership) and Vale S.A. 51%), for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’), the company holds the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Baguari Energia S.A. ('Baguari Energia') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Baguari Energia S.A. (‘Baguari Energia’)
Classification	Jointly-controlled entity
Description	Corporation engaged in the construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49%, Neoenergia 51%), on the Doce river in Governador Valadares, Minas Gerais.
Renova Energia S.A. ('Renova Energia') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Renova Energia S.A. (‘Renova Energia’)
Classification	Jointly-controlled entity
Description	Listed company engaged in the development, construction and operation of plants generating power from renewable sources – wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities.
Alianca Geracao de Energia S.A. ('Alianca') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Aliança Geração de Energia S.A. (‘Aliança’)
Classification	Jointly-controlled entity
Description	Unlisted company created by Cemig GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets: Porto Estrela, Igarapava, Funil, Capim Branco I, Capim Branco II, Aimorés, and Candonga. With these assets Aliança has total installed generation capacity, in operation, of 1,257 MW (physical offtake guarantee 668 MW average). It also has other generation projects. Vale and Cemig GT respectively hold 55% and 45% of the total capital.
Transmissora Alianca de Energia Eletrica S.A. ('TAESA') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Transmissora Aliança de Energia Elétrica S.A. (‘TAESA’)
Classification	Jointly-controlled entity
Description	Corporation engaged in the construction, operation and maintenance of energy transmission facilities in 18 states of Brazil through direct and indirect equity interests in investees
Companhia de Transmissao Centroeste de Minas ('Centroeste') [Member]
Disclosure of subsidiaries [line items]
Name of joint venture	Companhia de Transmissão Centroeste de Minas (‘Centroeste’)	[1]
Classification	Jointly-controlled entity	[1]
Description	Corporation engaged in the construction, operation and maintenance of the Furnas-Pimenta transmission line – part of the national grid.	[1]
Cemig Geracao e Transmissao S.A. ('Cemig GT' or 'Cemig Geracao e Transmissao') [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração e Transmissão S.A. (‘Cemig GT’ or ‘Cemig Geração e Transmissão’)
Classification	Subsidiary
Description	Wholly-owned subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 83 power plants (76 of which are hydroelectric, 6 are wind power, 1 is a thermal plant and 1 is solar), of which 45 are controlled by Cemig GT, and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 3,235 MW (information not reviewed by the external auditors).
Cemig Baguari [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Baguari
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as an independent power producer and in interests in investees or joint operations that are engaged in the production and sale of energy in future projects.
Cemig Geracao Tres Marias Sa [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig GeraçãoTrês Marias S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW, and guaranteed offtake level of 239 MW average.
Cemig Geracao Salto Grande S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Salto Grande S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW, and guaranteed offtake level of 75 MW average.
Cemig Geracao Itutinga S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Itutinga S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW, and guaranteed offtake level of 28 MW average.
Cemig Geracao Camargos S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Camargos S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW, and guaranteed offtake level of 21 MW average.
Cemig Geracao Sul S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Sul S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW; guaranteed offtake level of 27.42 MW average.
Cemig Geracao Leste S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Leste S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW; guaranteed offtake level of 18.64 MW average.
Cemig Geracao Oeste S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Oeste S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW, and guaranteed offtake level of 11.21 MW average.
Rosal Energia S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Rosal Energia S.A. (‘Rosal’)
Classification	Subsidiary
Description	Corporation that holds the concession to generate and sell energy, operating the Rosal Hydroelectric Plant, on the border between the states of Rio de Janeiro and Espírito Santo.
Sa Carvalho S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sá Carvalho S.A. (‘Sá Carvalho’)
Classification	Subsidiary
Description	Corporation that holds the concession to generate and sell energy, operating the Sá Carvalho Hydroelectric Plant.
Horizontes Energia S.A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Horizontes Energia S.A. (‘Horizontes’)
Classification	Subsidiary
Description	Corporation that is classified as an independent power producer operating the Machado Mineiro and Salto do Paraopeba Hydroelectric Plants in Minas Gerais; and the Salto do Voltão and Salto do Passo Velho Hydroelectric Plants, in the state of Santa Catarina.
Cemig PCH S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig PCH S.A. (‘PCH’)
Classification	Subsidiary
Description	Corporation that is classified as an independent power producer operating the Pai Joaquim hydroelectric power plant.
Cemig Comercializadora De Energia Incentivada S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Comercializadora de Energia Incentivada S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale as ndependent thermal generation power producer, in future projects.
Cemig Trading S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Trading S.A. (‘Cemig Trading’)
Classification	Subsidiary
Description	Corporation engaged in trading and intermediation of energy.
Empresa de Servicos e Comercializacao de Energia Eletrica S.A. [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Empresa de Serviços e Comercialização de Energia Elétrica S.A.
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.
Cemig Geracao Poco Fundo [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Poço Fundo
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy, as an independent producer, through construction and operation of the hydroelectric power plant Poço Fundo, located in Machado river, in the State of Minas Gerais.
Central Eolica Praias de Parajuru S.A. ('Central Eolica Praias de Parajuru') [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Praias de Parajuru S.A. (‘Central Eólica Praias de Parajuru’)
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará.
Central Eolica Volta do Rio S.A. ('Central Eolica Volta do Rio') [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Volta do Rio S.A. (‘Central Eólica Volta do Rio’)
Classification	Subsidiary
Description	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará.
Cemig Distribuicao SA [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Distribuição S.A. (‘Cemig D’ or ‘Cemig Distribuição’)
Classification	Subsidiary
Description	Wholly-owned subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.
Companhia de Gas de Minas Gerais ('Gasmig') [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Companhia de Gás de Minas Gerais (‘Gasmig’)
Classification	Subsidiary
Description	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.
Cemig Geracao Distribuida [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Distribuída
Classification	Subsidiary
Description	Wholly owned subsidiary engaged in: building and maintaining projects and equipment associated with energy efficiency and micro- and mini- distributed generation; providing consultancy and studies for distributed generation projects and equipment, for subscription to systems for customers to supply to the grid as generators, and technical, regulatory and economic feasibility analyses for these purposes.
Efficientia S.A. ('Efficientia') [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Efficientia S.A. (‘Efficientia’)
Classification	Subsidiary
Description	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.

[1]	On January 13, 2020, the Company completed the acquisition of the Eletrobras's equity interest in Centroeste, corresponding to 51%, becoming the owner of the investee's entire share capital. For further information, see note 18 - Investments.